Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for PEO Daniel Peisert(2)	Compensation Actually Paid to PEO Daniel Peisert(3)	Summary Compensation Table Total for PEO Heather Mason(2)	Compensation Actually Paid to PEO Heather Mason(3)	Summary Compensation Table Total for PEO Brendan O’Grady(2)	Compensation Actually Paid to PEO Brendan O’Grady(3)	Summary Compensation Table Total for PEO Mark Reisenauer(2)	Compensation Actually Paid to PEO Mark Reisenauer(3)
2025	N/A	N/A	N/A	N/A	$1,884,984	$(350,212)	$1,449,996	$1,010,520
2024	$618,613	$391,713	$1,077,984	$852,219	$3,012,703	$2,569,793	N/A	N/A
2023	$3,263,989	$(3,632,048)	N/A	N/A	N/A	N/A	N/A	N/A

Year(1)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(6)	Net Loss(7) (in thousands)
2025	$933,385	$633,187	$14	$(30,375)
2024	$942,579	$744,973	$20	$(21,581)
2023	$1,072,697	$(1,186,801)	$25	$(331,942)

Named Executive Officers, Footnote	The following table shows the principal executive officer(s) (PEO(s)) and Non-PEO NEOs for each of 2025, 2024 and 2023:

Year	PEO	Non-PEO NEOs
2025	Mark L. Reisenauer, Brendan P. O'Grady	Ajay Patel, Paul Schwichtenberg
2024	Brendan P. O'Grady, Heather L. Mason, Daniel A. Peisert	Ajay Patel, Paul Schwichtenberg
2023	Daniel A. Peisert	Ajay Patel, Paul Schwichtenberg

Adjustment To PEO Compensation, Footnote
(3)The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid for the year ended December 31, 2025:

	Reported Summary Compensation Table Total for PEO	Deduct Reported Value of Equity Awards(a)	Add (Deduct) Equity Award Adjustments(b)	Compensation Actually Paid to PEO
Mark L. Reisenauer	$1,449,996	$1,242,518	$803,042	$1,010,520
Brendan P. O’Grady	$1,884,984	$953,429	$(1,281,767)	$(350,212)
____________________
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for the applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the year ended December 31, 2025, are as follows:

PEO	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
Mark L. Reisenauer	$803,042	$—	$—	$—	$—	$—	$803,042
Brendan P. O’Grady	$—	$—	$—	$(168,860)	$1,112,907	$—	$(1,281,767)

Non-PEO NEO Average Total Compensation Amount	$ 933,385	$ 942,579	$ 1,072,697
Non-PEO NEO Average Compensation Actually Paid Amount	$ 633,187	744,973	(1,186,801)
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEOs), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEOs) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEOs) for the applicable year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deduct Average Reported Value of Equity Awards	Add (Deduct) Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$933,385	$238,353	$(61,845)	$633,187
____________________
a.The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2025	$150,304	$(94,849)	$—	$(117,300)	$—	$—	$(61,845)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The graph below compares the compensation actually paid to our PEOs and the average of the compensation actually paid to our remaining NEOs, with our cumulative TSR for the fiscal years ended December 31, 2025, 2024 and 2023. TSR amounts reported in the graph assume an initial fixed investment of $100.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
The graph below compares the compensation actually paid to our PEOs and the average of the compensation actually paid to our remaining NEOs, with our net loss for the fiscal years ended December 31, 2025, 2024 and 2023.

Total Shareholder Return Amount	$ 14	20	25
Net Income (Loss)	$ (30,375,000)	(21,581,000)	(331,942,000)
Additional 402(v) Disclosure	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table. The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our PEOs) included for purposes of calculating the average amounts in each applicable year are as follows for 2025, 2024 and 2023, Ajay Patel and Paul Schwichtenberg. Cumulative Total Shareholder Return (TSR) is calculated by dividing the sum of the cumulative amount of dividends (if any) for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2022. The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
Analysis of the Information Presented in the Pay versus Performance Table
	The Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Equity Awards Adjustments, Footnote	The amounts deducted or added in calculating the equity award adjustments for the year ended December 31, 2025, are as follows:

PEO	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
Mark L. Reisenauer	$803,042	$—	$—	$—	$—	$—	$803,042
Brendan P. O’Grady	$—	$—	$—	$(168,860)	$1,112,907	$—	$(1,281,767)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2025	$150,304	$(94,849)	$—	$(117,300)	$—	$—	$(61,845)

Brendan P. O'Grady [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,884,984	3,012,703
PEO Actually Paid Compensation Amount	$ (350,212)	$ 2,569,793
PEO Name	Brendan P. O'Grady	Brendan P. O'Grady
Brendan P. O'Grady [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,281,767)
Brendan P. O'Grady [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	953,429
Brendan P. O'Grady [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,281,767)
Brendan P. O'Grady [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Brendan P. O'Grady [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Brendan P. O'Grady [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Brendan P. O'Grady [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(168,860)
Brendan P. O'Grady [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,112,907
Brendan P. O'Grady [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mark Reisenauer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,449,996
PEO Actually Paid Compensation Amount	1,010,520
Daniel A. Peisert [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 618,613	3,263,989
PEO Actually Paid Compensation Amount		$ 391,713	$ (3,632,048)
PEO Name		Daniel A. Peisert	Daniel A. Peisert
Heather L. Mason [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,077,984
PEO Actually Paid Compensation Amount		$ 852,219
PEO Name		Heather L. Mason
Mark L. Reisenauer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,449,996
PEO Actually Paid Compensation Amount	$ 1,010,520
PEO Name	Mark L. Reisenauer
Mark L. Reisenauer [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 803,042
Mark L. Reisenauer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,242,518
Mark L. Reisenauer [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	803,042
Mark L. Reisenauer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	803,042
Mark L. Reisenauer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mark L. Reisenauer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mark L. Reisenauer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mark L. Reisenauer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mark L. Reisenauer [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(238,353)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,845)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,304
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(94,849)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,300)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0